1
Gabelli Media Mogul Fund
Schedule of Investments — June 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 95.2%
Broadcasting  — 3.2%
6,000 Sirius XM Holdings Inc. ............................ $ 137,820
Content Creation and Aggregation  — 44.6%
15,000 Atlanta Braves Holdings Inc., Cl. C† .......... 701,550
1,900 comScore Inc.† ........................................ 9,158
80,000 Grupo Televisa SAB, ADR ......................... 175,200
10,000 Liberty Latin America Ltd., Cl. C† .............. 62,200
4,500 Liberty Media Corp.-Liberty Formula One,
Cl. A† ................................................... 427,320
1,250 Live Nation Entertainment Inc.† ................ 189,100
1,900 Madison Square Garden Entertainment
Corp.† .................................................. 75,943
900 Madison Square Garden Sports Corp.† ..... 188,055
2,000 Sphere Entertainment Co.† ....................... 83,600
1,912,126
Diversified Consumer Services  — 4.5%
110 Cie de L'Odet SE ....................................... 193,325
Entertainment  — 18.4%
4,200 Liberty Media Corp.-Liberty Live, Cl. C† .... 340,872
14,750 Ollamani SAB† ......................................... 39,303
500 TKO Group Holdings Inc. .......................... 90,975
13,000 Vivendi SE ................................................ 44,853
24,000 Warner Bros Discovery Inc.† .................... 275,040
791,043
Telecommunications  — 12.2%
4,600 Comcast Corp., Cl. A ................................ 164,174
5,000 GCI Liberty Inc., Escrow†(a) ..................... 0
10,000 Havas NV ................................................. 17,175
14,000 Liberty Global Ltd., Cl. C† ......................... 144,340
3,500 Sunrise Communications AG, Cl. A ........... 197,265
522,954
Television and Broadband Services  — 9.5%
150 Charter Communications Inc., Cl. A† ......... 61,321
3,500 Liberty Broadband Corp., Cl. C† ................ 344,330
405,651
Wireless Telecommunication Services  — 2.8%
500 T-Mobile US Inc. ...................................... 119,130
TOTAL COMMON STOCKS .................. 4,082,049
PREFERRED STOCKS  — 1.4%
Digital Marketing and Retail  — 0.3%
1,750 QVC Group Inc., 8.000%, 03/15/31 ........... 12,023
Television and Broadband Services  — 1.1%
2,000 Liberty Broadband Corp., Ser. A, 7.000% .. 49,900
TOTAL PREFERRED STOCKS ............... 61,923
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 3.4%
$ 145,000 U.S. Treasury Bill,
4.330%††, 09/11/25 ............................. $ 143,770
TOTAL INVESTMENTS — 100.0%
(Cost $3,156,514) ................................. $ 4,287,742
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt